NET LOSS PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
NET LOSS PER SHARE
NET LOSS PER SHARE

6. NET LOSS PER SHARE

Basic net loss per share is computed by dividing net loss attributable to common stockholders by the weighted average number of shares of common stock and pre-funded warrants outstanding during the period. The pre-funded warrants are considered common shares outstanding for the purposes of the basic net loss per share calculation due to the nominal cash consideration and lack of other contingencies for issuance of the underlying common shares. Diluted net loss attributable to common stockholders per share is computed by dividing net loss attributable to common stockholders, as adjusted, by the sum of the weighted average number of shares of common stock and the dilutive potential common stock equivalents then outstanding. Potential common stock equivalents consist of stock options, warrants, and convertible preferred shares. In accordance with ASC Topic 260, Earnings per Share, diluted earnings per share are the amount of earnings for the period available to each share of common stock outstanding during the reporting period and to each share that would have been outstanding assuming the issuance of common shares for all dilutive potential common shares outstanding during the reporting period. In the quarter ended September 30, 2024, the common warrants issued in October 2022 were dilutive. In all other periods presented, all outstanding warrants were antidilutive.

Periods ended September 30, 2024	Three Months	Nine Months
Net loss	$(14,664,719)	$(42,226,073)
Dilutive effect of warrant liability	(1,428,355)	(7,283,786)
Net loss allocated to common shares	$(16,093,074)	$(49,509,859)

Weighted average common shares outstanding - basic	39,335,924	34,850,441
Dilutive effect of warrant liability	458,296	695,060
Weighted average common shares outstanding - diluted	39,794,220	35,545,500

Net loss per share - diluted	$(0.40)	$(1.39)

The following potentially dilutive securities have been excluded from the computation of diluted net loss per share since their inclusion would be antidilutive:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2024	2023	2024	2023
Warrants	20,412,789	27,148,243	20,412,789	27,148,243
Preferred shares on an as-converted-into-common-stock basis	6,015,662	111,111	6,015,662	111,111
Stock options	5,359,624	2,280,756	5,359,624	2,280,756
Total potentially dilutive shares	31,788,075	29,540,110	31,788,075	29,540,110

9. NET LOSS PER SHARE

Basic net loss per share is computed by dividing net loss attributable to common stockholders by the weighted average number of shares of common stock and pre-funded warrants outstanding during the period. The pre-funded warrants are considered common shares outstanding for the purposes of the basic net loss per share calculation because of the nominal cash consideration and lack of other contingencies for issuance of the underlying common shares. Diluted net loss attributable to common stockholders per share is computed by dividing net loss attributable to common stockholders, as adjusted, by the sum of the weighted average number of shares of common stock and the dilutive potential common stock equivalents then outstanding. Potential common stock equivalents consist of stock options, warrants, and convertible preferred shares. Since there is a net loss attributable to common stockholders for the years ended December 31, 2023 and 2022, the inclusion of common stock equivalents in the computation for those periods would be antidilutive. Accordingly, basic and diluted net loss per share is the same for all periods presented.

The following potentially dilutive securities have been excluded from the computation of diluted net loss per share since their inclusion would have been antidilutive:

	Year Ended December 31,
	2023	2022
Warrants	26,923,243	6,714,479
Stock options	2,351,903	746,257
Convertible preferred shares	3,624,957	111,111
Total potentially dilutive shares	32,900,103	7,571,847